Income Taxes - Schedule of Provision (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended		111 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Current:
Federal			$ 0	$ 0
State			(2)	15
Foreign			0	0
Total current			(2)	15
Deferred:
Federal			0	0
State			0	0
Foreign			0	0
Total Deferred			0	0
Total (benefit) provision	$ 24	$ 12	$ (2)	$ 15	$ 0